SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITYAs described in Note 8, on July 22, 2021, upon closing of the Merger, REE Automotive Ltd had 47,261,181 outstanding Class A Ordinary Shares with no par value and had 141,461,817 outstanding Convertible Preferred Shares. On July 22, 2021, REE Automotive Ltd consummated the Merger and PIPE Financing which led to an increase in additional paid in capital of $258,159, net of transaction costs. On the same day, the Company’s board of directors approved a 1:26.7017 stock split and a change in par value from NIS 0.01 to no par value. As a result, all Ordinary Shares, Preferred Shares, options for Ordinary Shares, warrants to Preferred Shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these consolidated financial statements as if the stock split and change in par value had been in effect as of the date of these consolidated financial statements.

Composition of share capital:

	December 31, 2022		December 31, 2021
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares		Number of shares
Class A Ordinary shares, no par value (1)	1,000,000,000	244,060,434	1,000,000,000	234,262,636
Class B Ordinary shares, no par value (2)	83,417,110	83,417,110	83,417,110	83,417,110
	1,083,417,110	327,477,544	1,083,417,110	317,679,746

(1) Each Class A Ordinary Share has the right to exercise one vote, to participate pro rata in all the dividends declared by the Board of Director’s of the Company and the rights in the event of the Company’s winding up are to participate pro-rata in the total assets of the Company.

(2) Class B Ordinary Shares, which are held by the founders, are entitled to cast ten votes per each Class B Ordinary Share held as of the applicable record date. Specific actions set forth in REE’s Amended and Restated Articles may not be effected by REE without the prior affirmative vote of 100% of the outstanding REE Class B Ordinary Shares, voting as a separate class. Each Class B Ordinary Shares will be automatically suspended upon the tenth anniversary of the closing of the Merger. There are no economic or participating rights to this class of shares.

Equity transactions

On August 16, 2022, the Company entered into the ATM Sales Agreement with BofA Securities, Inc., or BofA, pursuant to which we may offer and sell, at our option, up to $75,000 of our Class A Ordinary Shares through an “at-the-market” equity program under which BofA agreed to act as sales agent. As of December 31, 2022, we have not sold any of our Class A Ordinary Shares under the ATM Sales Agreement.

In April 2021, the Company entered into a strategic collaboration agreement with a strategic partner regarding the ability to work with the Company to develop new markets and new business models for REE’s corner module technology and design (the “Strategic Partner”). In June 2021 and August 2021 the Company issued to the Strategic Partner 1,989,622 and 370,479 ordinary shares, respectively, and had agreed to issue additional ordinary shares to be issued to the Strategic Partner upon the achievement of certain revenue and production milestones, which will require the Company to obtain definitive purchase orders from third-party customers. As a result, the Company recorded share-based compensation expenses in the amount of $18,802 in selling, general and administrative expenses.

On August 16, 2021, the Board of Directors approved the issuance of 250,000 shares issued to an affiliate of Cowen and Company, LLC (“Cowen”) in consideration for advisory services provided by Cowen in connection with the Merger Agreement.
NOTE 10. SHAREHOLDERS’ EQUITY  (cont.)

In 2021, certain investors exercised their Preferred B warrants at a price of $0.27 per share. Such investors paid a total of $2,907 in exchange for 10,662,377 Preferred B shares of no par value of the Company. These per share values and share amounts reflect the stock split which was effective July 22, 2021.

For information regarding the completion of the registered exchange offer for the Company's outstanding warrants, see Note 13 - Warrant Liabilities.